Income and expenses - Disaggregated revenue information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Materialise Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 116,358	€ 101,376	€ 84,846
Materialise Medical | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	86,436	73,750	61,884
Materialise Medical | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	29,922	27,626	22,962
Materialise Medical | Software revenue (medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,756	31,700	27,074
Materialise Medical | Medical devices and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	82,602	69,676	57,772
Materialise Medical | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65,288	53,748	45,929
Materialise Medical | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,678	5,673	5,752
Materialise Medical | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,591	34,082	24,468
Materialise Medical | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,353	6,718	7,694
Materialise Medical | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,448	1,155	1,003
Materialise Software
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,899	44,442	43,688
Materialise Software | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,599	14,844	16,067
Materialise Software | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	32,300	29,598	27,621
Materialise Software | Software revenue (non-medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,899	44,442	43,688
Materialise Software | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,286	15,451	14,946
Materialise Software | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	601	488	523
Materialise Software | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,884	17,708	17,148
Materialise Software | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,975	10,665	10,825
Materialise Software | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	153	130	247
Materialise Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	106,508	110,310	103,489
Materialise Manufacturing | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	101,876	105,205	98,580
Materialise Manufacturing | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,632	5,105	4,909
Materialise Manufacturing | Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	106,508	110,310	103,489
Materialise Manufacturing | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,010	21,151	18,505
Materialise Manufacturing | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	237	888	1,269
Materialise Manufacturing | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	72,549	78,686	76,116
Materialise Manufacturing | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,749	2,605	1,441
Materialise Manufacturing | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,963	6,980	6,158
Total segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	266,765	256,127	232,023
Total segments | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	199,911	193,799	176,531
Total segments | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66,854	62,329	55,492
Total segments | Software revenue (medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,756	31,700	27,074
Total segments | Software revenue (non-medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,899	44,442	43,688
Total segments | Medical devices and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	82,602	69,676	57,772
Total segments | Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	106,508	110,310	103,489
Total segments | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	108,584	90,350	79,380
Total segments | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,516	7,049	7,544
Total segments | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127,024	130,476	117,731
Total segments | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,077	19,988	19,960
Total segments | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,564	8,265	7,408
Consolidated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	266,765	256,127	232,023
Consolidated | Goods/Services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	199,911	193,799	176,531
Consolidated | Goods/Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66,854	62,329	55,492
Consolidated | Software revenue (medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,756	31,700	27,074
Consolidated | Software revenue (non-medical)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43,899	44,442	43,688
Consolidated | Medical devices and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	82,602	69,676	57,772
Consolidated | Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	106,508	110,310	103,489
Consolidated | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	108,584	90,350	79,380
Consolidated | Americas other than USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,516	7,049	7,544
Consolidated | Europe (without Belgium) & Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127,024	130,476	117,731
Consolidated | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,077	19,988	19,960
Consolidated | Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 6,564	€ 8,265	€ 7,408